Subsequent Events - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 14, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Payments of Ordinary Dividends		$ 40.0
Subsequent Event
Subsequent Event [Line Items]
Payments of Ordinary Dividends	$ 20.0